Fees Summary	Apr. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,874,000.00
Previously Paid Amount	0.00
Total Fee Amount	535.00
Total Offset Amount	0.00
Net Fee	535.00
Narrative - Max Aggregate Offering Price	$ 3,874,000.00
Final Prospectus	true